Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 139,585	$ 0	$ 51,331	$ 0
Cost of Goods Sold	(88,497)	0	(23,001)	0
Gross Profit	51,088	0	28,330	0
Operating expenses:
Selling, general and administrative expenses	2,448,406	726,968	2,095,787	32,328
Professional fees	47,841	18,909	160,463	70,537
Loss from operations	(2,445,159)	(745,877)	(2,227,920)	(102,865)
Interest expense	(3,340)	0	(700)	0
Other expenses, net			0	(39)
Loss before provision for income taxes	(2,448,499)	(745,877)	(2,228,620)	(102,904)
Provision for income taxes	0	0	0	0
Net loss	$ (2,448,499)	$ (745,877)	$ (2,228,620)	$ (102,904)
Net loss per common share - basic and diluted	$ (0.08)	$ (0.03)	$ (0.08)	$ (0.00)
Weighted average common shares outstanding - basic and diluted	30,165,622	27,314,589	28,643,855	24,398,370